Schedule of deferred tax asset and liability (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets
Provision for allowance of credit losses	$ 9,077	$ 10,176
Long service payment obligation	1,779	1,093
Deferred tax assets, net	10,856	11,269
Deferred tax liabilities
Plant and equipment, net	(1,367)	(4,165)
Deferred tax liabilities, net	(1,367)	(4,165)
Deferred tax assets, net	$ 9,489	$ 7,104